Interest (Expense) Income, Net - Summary of Interest Expense, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Interest Expenses [Abstract]
Interest expense – leases	$ (20,375)	$ (7,078)
Interest expense – notes and loans payable	(14,353)
Accretion of debt discount and amortization of deferred financing fees	(6,139)
Other interest expense	(40)	(2,380)
Interest income	1,414	1,583
Total Interest expense, net	$ (39,493)	$ (7,875)